Cover Page	May 11, 2021
Cover [Abstract]
Entity Central Index Key	0001525287
Document Type	8-K
Document Period End Date	May 11, 2021
Entity Registrant Name	SPRAGUE RESOURCES LP
Entity Incorporation, State or Country Code	DE
Entity File Number	001-36137
Entity Tax Identification Number	45-2637964
Entity Address, Address Line One	185 International Drive
Entity Address, City or Town	Portsmouth
Entity Address, State or Province	NH
Entity Address, Postal Zip Code	03801
City Area Code	800
Local Phone Number	225-1560
Title of 12(b) Security	Common Units Representing Limited Partner Interests
Trading Symbol	SRLP
Security Exchange Name	NYSE
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Flag	false